Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
DisclosureCashAndCashEquivalentsAndMarketableSecuritiesLineItems [Line Items]
Cash at bank and in hand	$ 299	$ 552
Total short-term financial investments	10,168	11,159
Total cash and cash equivalents	10,467	11,711
BRAZIL
DisclosureCashAndCashEquivalentsAndMarketableSecuritiesLineItems [Line Items]
Short-term financial investments	2,114	2,620
Foreign countries [member]
DisclosureCashAndCashEquivalentsAndMarketableSecuritiesLineItems [Line Items]
Short-term financial investments	8,054	8,539
Automatic Investing Accounts And Interest Checking Accounts [Member] | BRAZIL
DisclosureCashAndCashEquivalentsAndMarketableSecuritiesLineItems [Line Items]
Short-term financial investments	1,951	2,592
Automatic Investing Accounts And Interest Checking Accounts [Member] | Foreign countries [member]
DisclosureCashAndCashEquivalentsAndMarketableSecuritiesLineItems [Line Items]
Short-term financial investments	3,732	5,633
Other Investment Funds [Member] | BRAZIL
DisclosureCashAndCashEquivalentsAndMarketableSecuritiesLineItems [Line Items]
Short-term financial investments	163	28
Time Deposits [Member] | Foreign countries [member]
DisclosureCashAndCashEquivalentsAndMarketableSecuritiesLineItems [Line Items]
Short-term financial investments	4,310	2,574
Other Financial Investments [Member] | Foreign countries [member]
DisclosureCashAndCashEquivalentsAndMarketableSecuritiesLineItems [Line Items]
Short-term financial investments	$ 12	$ 332